UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Mairs & Power Fund
MPGFX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Mairs & Power Fund (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.mairsandpower.com/funds/mpgfx. You can also request this information by contacting us at 1-800-304-7404.   This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Fund	$33	0.63%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,556,286,173
Number of Holdings	48
Net Advisory Fee	$14,640,733
Portfolio Turnover	9%
30-Day SEC Yield	0.47%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Holdings	(%)
NVIDIA Corp.	9.4%
Microsoft Corp.	7.9%
Amazon.com, Inc.	6.8%
Alphabet, Inc. - Class C	4.9%
Apple, Inc.	3.7%
nVent Electric PLC	3.5%
JPMorgan Chase & Co.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Roche Holding AG	3.0%
Eli Lilly & Co.	3.0%

Security Type	(%)
Common Stocks	99.9%
Money Market Funds	0.2%
Cash & Other	-0.1%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
Mairs & Power Fund	PAGE 1	TSR-SAR-89834G711

HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus at https://www.mairsandpower.com/funds/mpgfx or upon request at 1-800-304-7404.
Fund Name Change:
Effective April 30, 2026, the Mairs & Power Growth Fund was renamed the Mairs & Power Fund due to the Names Rule.
Changes to the Fund’s Portfolio Manager or Portfolio Management Team:
Effective at the close of business on June 30, 2026, Peter J. Johnson was named Lead Manager of the Mairs & Power Fund. Andrew R. Adams was named Co-Manager and Christopher D. Strom was named Co-Manager.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Fund	PAGE 2	TSR-SAR-89834G711

Mairs & Power Balanced Fund
MAPOX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Mairs & Power Balanced Fund (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at mairsandpower.com/funds/balanced-fund. You can also request this information by contacting us at 1-800-304-7404.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Balanced Fund	$37	0.73%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$661,873,813
Number of Holdings	243
Net Advisory Fee	$1,971,420
Portfolio Turnover	8%
Weighted Average Maturity	8.07 years
Effective Duration	5.73 years
30-Day SEC Yield	2.15%
Average Credit Quality	BBB
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers	(%)
Alphabet, Inc.	3.4%
Microsoft Corp.	3.3%
Amazon.com, Inc.	3.0%
Texas Instruments, Inc.	2.9%
Ecolab, Inc.	2.6%
Visa, Inc.	2.5%
Entegris, Inc.	2.4%
United States Treasury Note/Bond	2.3%
Xcel Energy, Inc.	2.2%
Motorola Solutions, Inc.	2.1%

Security Type	(%)
Common Stocks	63.0%
Corporate Bonds	32.0%
U.S. Treasury Securities	2.3%
Municipal Bonds	2.1%
Money Market Funds	0.1%
Cash & Other	0.5%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
Mairs & Power Balanced Fund	PAGE 1	TSR-SAR-89834G695

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Balanced Fund	PAGE 2	TSR-SAR-89834G695

Mairs & Power Small Cap Fund
MSCFX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Mairs & Power Small Cap Fund (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at mairsandpower.com/funds/small-cap-fund. You can also request this information by contacting us at 1-800-304-7404.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Small Cap Fund	$54	0.96%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$269,602,965
Number of Holdings	42
Net Advisory Fee	$979,373
Portfolio Turnover	19%
30-Day SEC Yield	0.00%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Holdings	(%)
AAR Corp.	4.4%
Plexus Corp.	4.4%
Ambarella, Inc.	4.0%
Cognex Corp.	4.0%
Bio-Techne Corp.	3.9%
Knife River Corp.	3.9%
Entegris, Inc.	3.8%
JBT Marel Corp.	3.6%
Bentley Systems, Inc. - Class B	3.3%
nVent Electric PLC	3.2%

Security Type	(%)
Common Stocks	99.7%
Money Market Funds	0.4%
Cash & Other	-0.1%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
Mairs & Power Small Cap Fund	PAGE 1	TSR-SAR-89834G687

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Small Cap Fund	PAGE 2	TSR-SAR-89834G687

Mairs & Power Minnesota Municipal Bond ETF
MINN (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Mairs & Power Minnesota Municipal Bond ETF (the “Fund”) for the period of  January 1, 2026, to June 30, 2026. You can find additional information about the Fund at mairsandpower.com/funds/mn-muni-bond-etf. You can also request this information by contacting us at 1-855-839-2800.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Minnesota Municipal Bond ETF	$12	0.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,803,395
Number of Holdings	127
Net Advisory Fee	$52,570
Portfolio Turnover	8%
Weighted Average Maturity	10.50 years
Effective Duration	6.18 years
30-Day SEC Yield	3.15%
Average Credit Quality	AA
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers	(%)
State of Minnesota	10.6%
Stillwater Independent School District No 834	3.4%
County of Ramsey MN	3.3%
City of Bloomington MN	3.2%
Metropolitan Council	3.0%
North Mankato Port Authority	2.9%
County of Hennepin MN	2.9%
University of Minnesota	2.9%
South Washington County Independent School District No 833	2.8%
St Paul Independent School District No 625	2.4%

Security Type	(%)
Municipal Bonds	98.4%
Money Market Funds	0.1%
Cash & Other	1.5%

*Credit Breakdown	(%)
AAA	34.3%
AA	49.5%
A	10.9%
BBB and Lower	2.8%
Unrated	1.0%
Cash & Cash Equivalent	1.5%
*	Mairs & Power uses the lower of the S&P or Moody’s ratings and chooses to display credit ratings using S&P’s rating convention, although the rating itself might be sourced from another Nationally Recognized Statistical Rating Agency. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund itself. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the rating agency will classify the security as unrated.
Mairs & Power Minnesota Municipal Bond ETF	PAGE 1	TSR-SAR-89834G836

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at   1-855-839-2800, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Minnesota Municipal Bond ETF	PAGE 2	TSR-SAR-89834G836

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

MAIRS & POWER

Focused Long-term Investing

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

June 30, 2026 (Unaudited)

- MAIRS & POWER FUND (MPGFX)
(Formerly known as Mairs & Power Growth Fund) est. 1958

- BALANCED FUND (MAPOX)
est. 1961

- SMALL CAP FUND (MSCFX)
est. 2011

- MINNESOTA MUNICIPAL BOND ETF (MINN)
est. 2021

Mairs & Power Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 9.1%
Alphabet, Inc. - Class C	765,758	$270,565,274
Meta Platforms, Inc. - Class A	242,640	136,676,686
Verizon Communications, Inc.	2,349,728	99,487,483
		506,729,443
Consumer Discretionary - 6.8%
Amazon.com, Inc.(a)	1,592,778	379,622,709
Consumer Staples - 1.9%
Casey’s General Stores, Inc.	41,490	32,975,837
Hormel Foods Corp.	1,696,913	42,117,381
Sprouts Farmers Market, Inc.(a)	320,000	27,065,600
		102,158,818
Financials - 10.5%
Ameriprise Financial, Inc.	113,675	52,149,543
Arthur J Gallagher & Co.	245,000	56,244,650
CME Group, Inc.	185,000	40,853,550
Fiserv, Inc.(a)	1,471,857	72,194,586
JPMorgan Chase & Co.	544,076	178,092,397
Piper Sandler Cos.	351,344	25,416,225
Visa, Inc. - Class A	466,929	160,198,670
		585,149,621
Health Care - 11.7%
Bio-Techne Corp.	1,405,246	99,280,630
Eli Lilly & Co.	138,343	165,932,744
Intuitive Surgical, Inc.(a)	98,797	39,289,591
Medpace Holdings, Inc.(a)	61,028	32,319,819
Roche Holding AG - ADR	3,292,636	169,076,859
UnitedHealth Group, Inc.	283,007	117,626,199
Zoetis, Inc.	348,376	25,034,299
		648,560,141
Industrials - 14.6%
CH Robinson Worldwide, Inc.	434,544	81,842,017
Fastenal Co.	1,668,312	80,129,025
Graco, Inc.	1,966,015	148,650,394
nVent Electric PLC	1,157,634	196,346,303
Rockwell Automation, Inc.	122,218	60,507,688
Tennant Co.	386,664	33,848,567
Toro Co.	1,301,608	126,802,651
Waste Management, Inc.	380,000	84,694,400
		812,821,045
Information Technology - 35.8%(b)
Apple, Inc.	710,431	205,570,314
Bentley Systems, Inc. - Class B	660,000	19,727,400
Clearfield, Inc.(a)	192,481	7,658,819

The accompanying notes are an integral part of these financial statements.

1

Mairs & Power Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Cognex Corp.	703,657	$50,958,840
Entegris, Inc.	792,948	142,619,627
Littelfuse, Inc.	314,529	143,214,490
Microsoft Corp.	1,173,649	437,794,550
Motorola Solutions, Inc.	321,256	133,414,404
NVIDIA Corp.	2,597,331	519,699,960
Palo Alto Networks, Inc.(a)	382,991	130,607,591
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	360,754	172,285,288
Workiva, Inc.(a)	545,114	26,443,480
		1,989,994,763
Materials - 4.4%
Ecolab, Inc.	269,830	75,177,336
HB Fuller Co.	1,312,852	76,526,143
Sherwin-Williams Co.	265,050	91,262,016
		242,965,495
Utilities - 5.1%
Alliant Energy Corp.	1,625,652	124,020,991
IDACORP, Inc.	228,082	34,508,807
WEC Energy Group, Inc.	1,053,686	123,038,914
		281,568,712
TOTAL COMMON STOCKS (Cost $2,434,705,884)		5,549,570,747
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.57%(c)	10,390,304	10,390,304
TOTAL MONEY MARKET FUNDS (Cost $10,390,304)		10,390,304
TOTAL INVESTMENTS - 100.1% (Cost $2,445,096,188)		$5,559,961,051
Liabilities in Excess of Other Assets - (0.1)%		(3,674,878)
TOTAL NET ASSETS - 100.0%		$5,556,286,173

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 63.0%
Communication Services - 3.4%
Alphabet, Inc. - Class C	63,678	$22,499,348
Consumer Discretionary - 3.7%
Amazon.com, Inc.(a)	84,000	20,020,560
Home Depot, Inc.	12,341	4,352,424
		24,372,984
Consumer Staples - 2.9%
Casey’s General Stores, Inc.	7,000	5,563,530
Hershey Co.	13,000	2,280,850
Hormel Foods Corp.	207,474	5,149,505
Procter & Gamble Co.	44,000	6,452,160
		19,446,045
Financials - 9.6%
American Express Co.	12,710	4,299,157
Ameriprise Financial, Inc.	18,000	8,257,680
Arthur J Gallagher & Co.	8,000	1,836,560
Fiserv, Inc.(a)	117,357	5,756,361
JPMorgan Chase & Co.	38,691	12,664,725
Travelers Cos., Inc.	27,000	8,913,240
US Bancorp	91,768	5,542,787
Visa, Inc. - Class A	48,011	16,472,094
		63,742,604
Health Care - 9.2%
Abbott Laboratories	121,843	11,056,034
Bio-Techne Corp.	94,876	6,702,989
Eli Lilly & Co.	9,941	11,923,534
Johnson & Johnson	24,396	6,195,852
Medtronic PLC	75,000	5,867,250
Roche Holding AG - ADR	197,000	10,115,950
UnitedHealth Group, Inc.	21,220	8,819,668
		60,681,277
Industrials - 12.0%
3M Co.	6,527	1,056,787
Automatic Data Processing, Inc.	34,000	7,614,300
CH Robinson Worldwide, Inc.	35,000	6,591,900
Donaldson Co., Inc.	24,649	2,212,741
Fastenal Co.	255,000	12,247,650
Graco, Inc.	110,515	8,356,039
nVent Electric PLC	53,758	9,117,894
Rockwell Automation, Inc.	20,375	10,087,255
Tennant Co.	13,750	1,203,675
Toro Co.	123,983	12,078,424
Waste Management, Inc.	39,000	8,692,320
		79,258,985

The accompanying notes are an integral part of these financial statements.

3

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 13.1%
Cognex Corp.	53,000	$3,838,260
Entegris, Inc.	72,000	12,949,920
Littelfuse, Inc.	21,750	9,903,427
Microsoft Corp.	58,374	21,774,669
Motorola Solutions, Inc.	28,755	11,941,664
Palo Alto Networks, Inc.(a)	22,000	7,502,440
Texas Instruments, Inc.	63,550	18,942,349
		86,852,729
Materials - 5.2%
Ecolab, Inc.	61,016	16,999,668
HB Fuller Co.	98,841	5,761,442
Sherwin-Williams Co.	34,000	11,706,880
		34,467,990
Utilities - 3.9%
WEC Energy Group, Inc.	103,000	12,027,310
Xcel Energy, Inc.	169,910	13,643,773
		25,671,083
TOTAL COMMON STOCKS (Cost $232,155,554)		416,993,045

	Par
CORPORATE BONDS - 32.0%
Communication Services - 1.0%
AT&T, Inc.
6.45%, 06/15/2034	$1,000,000	1,070,828
6.10%, 07/15/2040	1,000,000	1,012,073
Comcast Corp., 4.25%, 01/15/2033	2,000,000	1,907,232
Netflix, Inc., 5.88%, 11/15/2028	1,688,000	1,742,280
Omnicom Group, Inc., 5.30%, 06/02/2036	1,000,000	976,827
		6,709,240
Communications - 0.8%
Cox Communications, Inc., 4.80%, 02/01/2035(b)	1,880,000	1,695,211
Discovery Communications LLC, 4.95%, 05/15/2042	570,000	390,014
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	581,000	521,720
5.05%, 03/15/2042	800,000	587,056
T-Mobile USA, Inc., 5.75%, 01/15/2034	2,000,000	2,074,276
		5,268,277
Consumer Discretionary - 3.3%
American Airlines Class A Pass Through Trust, Series 2015-1, 3.38%, 05/01/2027	208,682	206,347
American Airlines Class A Pass Through Trust, Series 2015-2, 4.00%, 09/22/2027	329,411	325,758
American Airlines Class AA Pass Through Trust, Series 2015-2, 3.60%, 09/22/2027	101,033	99,535

The accompanying notes are an integral part of these financial statements.

4

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
Block Financial LLC, 3.88%, 08/15/2030	$1,000,000	$951,372
British Airways Class A Pass Through Trust, Series 2018-1, 4.13%, 09/20/2031(b)	435,597	420,657
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,000,000	960,568
5.85%, 08/01/2034	750,000	763,339
eBay, Inc., 6.30%, 11/22/2032	2,000,000	2,132,842
Ford Motor Co.
6.10%, 08/19/2032	2,000,000	2,039,246
4.75%, 01/15/2043	1,000,000	789,993
Ford Motor Credit Co. LLC, 3.63%, 06/17/2031	1,750,000	1,597,458
General Motors Co.
4.20%, 10/01/2027	1,000,000	995,952
5.15%, 04/01/2038	1,000,000	954,765
General Motors Financial Co., Inc., 5.75%, 02/08/2031	500,000	516,028
Lear Corp., 3.80%, 09/15/2027	2,245,000	2,226,785
Lowe's Cos., Inc., 4.65%, 04/15/2042	880,000	785,203
McDonald's Corp., 3.70%, 02/15/2042	1,000,000	813,202
Mohawk Industries, Inc., 3.63%, 05/15/2030	1,000,000	960,532
Stellantis Financial Services US Corp., 4.95%, 09/15/2028(b)	2,000,000	1,986,624
United Airlines Class A Pass Through Trust, Series 2014-2, 3.75%, 09/03/2026	290,922	290,937
Whirlpool Corp.
5.75%, 03/01/2034	1,000,000	774,870
5.15%, 03/01/2043	1,100,000	688,541
Wildlife Conservation Society, 3.41%, 08/01/2050	1,000,000	637,062
		21,917,616
Consumer Staples - 1.2%
Land O’ Lakes Capital Trust I, 7.45%, 03/15/2028(b)	1,949,000	2,015,120
Land O’ Lakes, Inc.
7.25%, Perpetual(b)	2,500,000	2,300,000
7.00%, Perpetual(b)	2,500,000	2,225,000
SC Johnson & Son, Inc., 4.35%, 09/30/2044(b)	1,500,000	1,220,013
		7,760,133
Energy - 1.3%
Kinder Morgan Energy Partners LP
5.80%, 03/15/2035	1,200,000	1,246,858
6.95%, 01/15/2038	1,000,000	1,121,172
MPLX LP, 4.50%, 04/15/2038	2,000,000	1,816,330
Murphy Oil Corp., 5.88%, 12/01/2042(c)	500,000	446,288
Northern Natural Gas Co., 4.10%, 09/15/2042(b)	1,021,000	831,340
ONEOK Partners LP, 6.20%, 09/15/2043	1,203,000	1,233,766
ONEOK, Inc., 6.00%, 06/15/2035	1,000,000	1,043,008
Sabal Trail Transmission LLC, 4.68%, 05/01/2038(b)	1,000,000	935,711
		8,674,473

The accompanying notes are an integral part of these financial statements.

5

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - 10.9%
Affiliated Managers Group, Inc., 5.50%, 02/15/2036	$1,000,000	$991,640
American Express Co., 5.41% (5 yr. CMT Rate + 1.15%), 02/08/2041	1,000,000	1,000,304
AmFam Holdings, Inc., 2.81%, 03/11/2031(b)	1,540,000	1,360,395
Associated Banc-Corp., 6.46% to 08/29/2029 then SOFR + 3.03%, 08/29/2030	1,151,000	1,185,335
Assurant, Inc.
3.70%, 02/22/2030	1,500,000	1,437,455
2.65%, 01/15/2032	1,000,000	879,260
Bank of America Corp.
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,000,000	1,002,883
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	1,900,000	1,658,499
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	2,150,000	1,930,521
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	2,000,000	2,049,278
CBRE Services, Inc., 5.95%, 08/15/2034	2,000,000	2,089,209
Charles Schwab Corp., 4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	2,000,000	1,876,828
Cincinnati Financial Corp., 6.13%, 11/01/2034	1,301,000	1,367,207
Citigroup, Inc., 3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	500,000	495,388
CNA Financial Corp., 5.50%, 06/15/2033	2,000,000	2,031,436
Farmers Exchange Capital, 7.05%, 07/15/2028(b)	1,650,000	1,704,292
First American Financial Corp., 5.45%, 09/30/2034	1,000,000	989,578
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035(b)	750,000	776,202
FMR LLC, 6.45%, 11/15/2039(b)	1,141,000	1,242,690
Fulton Financial Corp., 3.75% to 03/15/2030 then 3 mo. Term SOFR + 2.70%, 03/15/2035	3,000,000	2,729,471
Global Payments, Inc., 5.55%, 11/15/2035	1,500,000	1,456,996
Goldman Sachs Group, Inc.
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	500,000	505,310
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	2,000,000	1,781,911
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	2,500,000	2,279,054
5.50%, 09/01/2035	1,000,000	1,010,471
Hartford Insurance Group, Inc., 6.63%, 04/15/2042	2,300,000	2,495,955
Huntington Bancshares, Inc., 5.61% (5 yr. CMT Rate + 1.35%), 01/28/2041	2,000,000	1,964,727
JPMorgan Chase & Co., 4.13%, 12/15/2026	1,000,000	999,942
LPL Holdings, Inc.
6.00%, 05/20/2034	2,000,000	2,049,043
5.75%, 06/15/2035	1,000,000	1,003,710
M&T Bank Corp.
5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	1,000,000	1,001,675
5.18% to 07/08/2030 then SOFR + 1.40%, 07/08/2031	2,000,000	2,019,141
Mercury General Corp., 4.40%, 03/15/2027	4,000,000	4,000,892
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	1,700,000	1,530,393
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	750,000	650,971

The accompanying notes are an integral part of these financial statements.

6

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Old Republic International Corp.
5.75%, 03/28/2034	$1,000,000	$1,019,104
5.70%, 06/01/2036	1,000,000	1,005,572
Penn Mutual Life Insurance Co., 6.65%, 06/15/2034(b)	470,000	500,019
Penske Truck Leasing Co. LP / PTL Finance Corp.
5.70%, 02/01/2028(b)	500,000	507,473
6.05%, 08/01/2028(b)	500,000	511,993
PNC Financial Services Group, Inc., 3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	2,000,000	1,999,666
Principal Financial Group, Inc., 4.35%, 05/15/2043	500,000	424,994
Protective Life Corp., 5.35%, 12/15/2035(b)	500,000	492,273
Selective Insurance Group, Inc., 5.90%, 04/15/2035	1,500,000	1,559,186
Synchrony Financial, 5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030	1,000,000	1,020,759
US Bancorp
5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	2,000,000	2,089,977
2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	2,000,000	1,742,940
Wells Fargo & Co., 5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	2,000,000	2,018,491
Wintrust Financial Corp., 4.85%, 06/06/2029	3,500,000	3,483,653
		71,924,162
Health Care - 1.1%
Bristol-Myers Squibb Co., 2.35%, 11/13/2040	1,500,000	1,055,334
CVS Health Corp., 2.70%, 08/21/2040	1,500,000	1,069,439
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	1,000,000	926,026
Humana, Inc., 5.95%, 03/15/2034	1,000,000	1,036,882
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	1,000,000	985,563
UnitedHealth Group, Inc., 6.50%, 06/15/2037	2,000,000	2,214,076
		7,287,320
Industrials - 3.0%
Delta Air Lines, Inc., 5.25%, 07/10/2030	3,000,000	3,035,381
Equifax, Inc., 7.00%, 07/01/2037	2,000,000	2,223,489
FedEx Corp., 4.10%, 04/15/2043	1,000,000	851,490
GATX Corp.
5.45%, 09/15/2033	1,000,000	1,025,651
6.05%, 03/15/2034	500,000	526,072
6.90%, 05/01/2034	500,000	553,949
5.50%, 06/15/2035	500,000	506,874
HNI Corp., 5.13%, 01/18/2029(b)	1,375,000	1,355,331
Kennametal, Inc., 5.80%, 05/28/2036	1,500,000	1,518,983
Leidos Holdings, Inc., 5.95%, 12/01/2040	1,400,000	1,382,981
nVent Finance Sarl, 5.65%, 05/15/2033	1,495,000	1,540,303
Paychex, Inc., 5.60%, 04/15/2035	1,000,000	1,012,418
Resideo Funding, Inc., 6.50%, 07/15/2032(b)	1,000,000	1,006,232
Textron, Inc., 4.95%, 03/15/2036	1,000,000	976,102
Toro Co., 7.80%, 06/15/2027	500,000	512,316

The accompanying notes are an integral part of these financial statements.

7

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
United Rentals North America, Inc., 3.75%, 01/15/2032	$1,000,000	$927,683
Verisk Analytics, Inc., 4.45%, 03/15/2031	1,000,000	980,117
		19,935,372
Information Technology - 2.6%
Analog Devices, Inc., 2.80%, 10/01/2041	1,000,000	728,990
Autodesk, Inc., 2.40%, 12/15/2031	1,000,000	877,608
Avnet, Inc.
3.00%, 05/15/2031	2,000,000	1,815,388
5.50%, 06/01/2032	1,000,000	1,013,562
Broadcom, Inc., 4.93%, 05/15/2037(b)	1,500,000	1,464,499
Entegris, Inc., 4.75%, 04/15/2029(b)	3,000,000	2,966,376
HP, Inc.
2.65%, 06/17/2031	1,000,000	894,301
5.50%, 01/15/2033	2,000,000	2,045,316
Motorola Solutions, Inc., 5.50%, 09/01/2044	2,000,000	1,943,909
Oracle Corp.
4.20%, 09/27/2029	1,000,000	973,040
3.60%, 04/01/2040	3,000,000	2,193,318
		16,916,307
Materials - 2.3%
Albemarle Corp., 5.05%, 06/01/2032	850,000	847,470
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/2029	1,175,000	1,103,587
Cabot Corp.
3.40%, 09/15/2026	1,500,000	1,492,449
4.00%, 07/01/2029	1,000,000	978,080
Celanese US Holdings LLC, 7.70%, 11/15/2033(c)	2,000,000	2,138,630
Eastman Chemical Co., 5.63%, 02/20/2034	1,000,000	1,019,895
HB Fuller Co., 4.25%, 10/15/2028	1,700,000	1,673,721
International Flavors & Fragrances, Inc., 3.27%, 11/15/2040(b)	1,000,000	762,183
LYB International Finance III LLC, 6.15%, 05/15/2035	2,000,000	2,053,766
Mosaic Co., 5.45%, 11/15/2033	2,000,000	2,027,959
Westlake Corp., 5.55%, 11/15/2035	1,000,000	993,362
		15,091,102
Technology - 0.9%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	1,000,000	989,356
Dell, Inc., 5.40%, 09/10/2040	1,000,000	975,461
Leidos, Inc., 5.50%, 07/01/2033	3,850,000	3,876,729
		5,841,546
Utilities - 3.6%
Alliant Energy Finance LLC, 3.60%, 03/01/2032(b)	1,000,000	929,530
Ameren Corp., 5.38%, 03/15/2035	1,000,000	1,013,846
Black Hills Corp.
4.35%, 05/01/2033	1,000,000	954,350
6.15%, 05/15/2034	2,000,000	2,104,385

The accompanying notes are an integral part of these financial statements.

8

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Duke Energy Carolinas LLC, 6.10%, 06/01/2037	$1,000,000	$1,065,316
Duke Energy Progress LLC, 5.70%, 04/01/2035	1,165,000	1,207,531
Great River Energy, 7.23%, 07/01/2038(b)	706,140	785,396
Interstate Power and Light Co.
6.30%, 05/01/2034	1,000,000	1,055,391
6.25%, 07/15/2039	2,000,000	2,133,040
ITC Holdings Corp., 5.40%, 06/01/2033(b)	1,045,000	1,061,645
Niagara Mohawk Power Corp., 4.28%, 10/01/2034(b)	2,000,000	1,858,565
Public Service Co. of Colorado, 6.50%, 08/01/2038	2,000,000	2,193,579
Public Service Co. of Oklahoma, 5.20%, 01/15/2035	1,000,000	997,371
Southwestern Electric Power Co., 5.20%, 04/01/2036	1,275,000	1,260,909
Southwestern Public Service Co., 6.00%, 10/01/2036	1,000,000	1,032,602
Toledo Edison Co., 2.65%, 05/01/2028(b)	416,000	398,379
Virginia Electric and Power Co.
6.35%, 11/30/2037	1,065,000	1,156,143
4.00%, 01/15/2043	1,000,000	824,500
Wisconsin Power and Light Co., 4.95%, 04/01/2033	1,000,000	1,002,024
Xcel Energy, Inc., 5.60%, 04/15/2035	1,000,000	1,020,734
		24,055,236
TOTAL CORPORATE BONDS (Cost $216,290,221)		211,380,784
U.S. TREASURY SECURITIES - 2.3%
United States Treasury Note/Bond
1.13%, 10/31/2026	1,000,000	990,909
2.63%, 05/31/2027	3,000,000	2,961,065
1.25%, 06/30/2028	1,000,000	945,020
1.00%, 07/31/2028	1,000,000	937,910
1.25%, 09/30/2028	1,000,000	938,320
2.63%, 02/15/2029	2,000,000	1,924,883
4.88%, 10/31/2030	1,000,000	1,027,168
1.38%, 11/15/2031	2,000,000	1,729,219
2.88%, 05/15/2032	2,000,000	1,858,984
4.25%, 05/15/2035	1,500,000	1,484,971
3.25%, 05/15/2042	500,000	413,340
TOTAL U.S. TREASURY SECURITIES (Cost $15,496,117)		15,211,789
MUNICIPAL BONDS - 2.1%
Borough of Naugatuck CT, 3.09%, 09/15/2046	1,000,000	709,088
Colorado Housing and Finance Authority, 5.14%, 05/01/2037	1,000,000	1,007,889
Crowley Independent School District, 3.01%, 08/01/2038	1,000,000	845,361
DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee, 3.02%, 02/01/2036	500,000	429,050
Desert Community College District, 2.46%, 08/01/2040	300,000	228,918

The accompanying notes are an integral part of these financial statements.

9

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Glendale Community College District, 2.11%, 08/01/2031	$650,000	$581,841
Idaho Bond Bank Authority, 2.35%, 09/15/2038	500,000	395,179
Iowa Finance Authority
5.24%, 01/01/2035	500,000	505,294
5.28%, 07/01/2035	600,000	609,683
Massachusetts Development Finance Agency, 2.55%, 05/01/2040	885,000	668,874
Michigan State Housing Development Authority, 4.12%, 12/01/2030	500,000	494,324
Michigan State University, 4.50%, 08/15/2048	1,000,000	907,159
Minnesota Housing Finance Agency
5.41%, 07/01/2035	925,000	937,519
5.00%, 01/01/2036	400,000	397,977
5.05%, 07/01/2036	480,000	477,793
5.50%, 07/01/2041	500,000	504,116
North Dakota Housing Finance Agency
5.63%, 07/01/2035	300,000	309,724
5.68%, 01/01/2036	630,000	650,699
Pierre School District No 32-2, 2.04%, 08/01/2033	920,000	797,366
Redondo Beach Unified School District, 2.04%, 08/01/2034	500,000	408,231
Socorro Independent School District, 2.13%, 08/15/2031	500,000	446,139
Village of Ashwaubenon WI, 2.97%, 06/01/2040	505,000	403,528
Woodbury County Law Enforcement Center Authority, 3.09%, 06/01/2040	750,000	600,927
Worthington Independent School District No 518, 3.30%, 02/01/2039	850,000	734,274
TOTAL MUNICIPAL BONDS (Cost $15,795,911)		14,050,953

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.57%(d)	696,407	696,407
TOTAL MONEY MARKET FUNDS (Cost $696,407)		696,407
TOTAL INVESTMENTS - 99.5% (Cost $480,434,210)		$658,332,978
Other Assets in Excess of Liabilities - 0.5%		3,540,835
TOTAL NET ASSETS - 100.0%		$661,873,813

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
The accompanying notes are an integral part of these financial statements.

10

MAIRS & POWER BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $33,313,149 or 5.0% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

11

Mairs & Power Small Cap Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 7.2%
Life Time Group Holdings, Inc.(a)	172,317	$7,037,426
Patrick Industries, Inc.	94,824	8,513,299
Polaris, Inc.	58,186	3,982,250
		19,532,975
Consumer Staples - 3.4%
Casey’s General Stores, Inc.	6,745	5,360,858
Sprouts Farmers Market, Inc.(a)	45,858	3,878,670
		9,239,528
Financials - 16.9%
Alerus Financial Corp.	203,417	6,326,269
Associated Banc-Corp.	238,334	7,333,537
Cullen/Frost Bankers, Inc.	42,471	6,562,619
Glacier Bancorp, Inc.	106,200	5,477,796
Piper Sandler Cos.	49,564	3,585,460
QCR Holdings, Inc.	84,679	8,243,500
Wintrust Financial Corp.	50,119	8,055,126
		45,584,307
Health Care - 8.5%
Bio-Techne Corp.	149,893	10,589,940
Medpace Holdings, Inc.(a)	7,495	3,969,277
RadNet, Inc.(a)	133,116	8,209,264
		22,768,481
Industrials - 22.6%
AAR Corp.(a)	83,417	11,922,792
API Group Corp.(a)	57,969	2,454,987
Generac Holdings, Inc.(a)	8,686	2,543,348
Hub Group, Inc. - Class A	129,879	5,687,401
JBT Marel Corp.	67,465	9,782,425
nVent Electric PLC	51,619	8,755,099
Oshkosh Corp.	23,183	3,558,127
Tennant Co.	31,537	2,760,749
Toro Co.	77,522	7,552,193
Trex Co., Inc.(a)	116,022	5,805,741
		60,822,862
Information Technology - 26.7%(b)
Ambarella, Inc.(a)	126,353	10,841,087
Bentley Systems, Inc. - Class B	296,054	8,849,054
Clearfield, Inc.(a)	164,133	6,530,852
Cognex Corp.	148,332	10,742,203
Entegris, Inc.	56,475	10,157,594
Littelfuse, Inc.	18,785	8,553,374
Plexus Corp.(a)	39,276	11,809,115
Workiva, Inc.(a)	95,088	4,612,719
		72,095,998

The accompanying notes are an integral part of these financial statements.

12

Mairs & Power Small Cap Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 9.3%
Hawkins, Inc.	13,012	$1,849,005
HB Fuller Co.	113,104	6,592,832
James Hardie Industries PLC(a)	225,956	5,915,528
Knife River Corp.(a)	126,502	10,581,893
		24,939,258
Utilities - 5.1%
Black Hills Corp.	98,285	7,312,404
IDACORP, Inc.	8,839	1,337,341
MGE Energy, Inc.	16,508	1,346,062
Northwestern Energy Group, Inc.	51,191	3,666,300
		13,662,107
TOTAL COMMON STOCKS (Cost $165,751,598)		268,645,516
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.57%(c)	1,178,660	1,178,660
TOTAL MONEY MARKET FUNDS (Cost $1,178,660)		1,178,660
TOTAL INVESTMENTS - 100.1% (Cost $166,930,258)		$269,824,176
Liabilities in Excess of Other Assets - (0.1)%		(221,211)
TOTAL NET ASSETS - 100.0%		$269,602,965

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

13

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 98.4%
Minnesota - 98.4%(a)
Alden-Conger Independent School District No 242, 3.00%, 02/01/2027	$330,000	$329,994
Alexandria Lake Area Sanitation District, 4.00%, 02/01/2036	150,000	153,408
Anoka-Hennepin Independent School District No 11, 4.00%, 02/01/2032	320,000	327,161
Big Lake Economic Development Authority, 5.00%, 02/01/2046	370,000	386,887
Cedar Mountain Independent School District No 2754, 5.00%, 02/01/2036	250,000	278,510
City of Albert Lea MN, 5.00%, 02/01/2038	250,000	278,016
City of Apple Valley MN
4.00%, 09/01/2030	160,000	162,001
4.00%, 09/01/2041	290,000	276,566
City of Bloomington MN
4.00%, 02/01/2040	655,000	677,821
4.00%, 02/01/2042	815,000	828,154
City of Cambridge MN, 5.00%, 02/01/2035	215,000	242,550
City of Center City MN
4.00%, 11/01/2027	135,000	136,980
5.00%, 11/01/2038	370,000	407,176
City of Chaska MN, 4.00%, 02/01/2040	350,000	351,682
City of Delano MN, 5.00%, 02/01/2038	250,000	270,550
City of Duluth MN, 5.00%, 02/01/2030	250,000	250,494
City of Grand Rapids MN, 4.00%, 02/01/2038	250,000	261,376
City of Hermantown MN, 4.00%, 02/01/2043	300,000	302,566
City of Jordan MN, 4.00%, 02/01/2033	135,000	141,699
City of Maple Lake MN, 5.00%, 02/01/2036	260,000	274,805
City of Marshall MN Public Utility Revenue, 5.00%, 07/01/2038	300,000	337,524
City of Minneapolis MN
5.00%, 11/15/2036	150,000	153,960
4.00%, 11/15/2037	250,000	251,983
5.00%, 11/15/2052(b)	130,000	135,963
City of Montgomery MN, 5.00%, 02/01/2030	200,000	215,397
City of New Prague MN, 4.00%, 02/01/2037	315,000	324,915
City of Northfield MN
5.00%, 02/01/2041	385,000	417,085
4.00%, 02/01/2044	200,000	200,061
City of Owatonna MN, 4.00%, 03/01/2035	175,000	183,850
City of Rochester MN, 4.00%, 11/15/2043	1,000,000	1,007,020
City of Rosemount MN, 5.00%, 02/01/2037	250,000	273,059
City of St Cloud MN
5.00%, 05/01/2036	250,000	283,528
5.00%, 05/01/2043	250,000	268,452
City of Victoria MN, 4.00%, 02/01/2042	250,000	253,789
Cloquet Area Fire & Ambulance Special Taxing District, 5.00%, 02/01/2035	200,000	226,838
County of Beltrami MN, 4.00%, 12/01/2042	250,000	252,449
County of Carlton MN, 5.00%, 02/01/2042	250,000	270,900
County of Hennepin MN
5.00%, 12/01/2030	195,000	201,912
5.00%, 12/15/2037	250,000	261,949

The accompanying notes are an integral part of these financial statements.

14

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
5.00%, 12/01/2042	$155,000	$172,415
5.00%, 12/01/2043	150,000	164,814
5.00%, 12/01/2044	500,000	549,448
County of Hubbard MN, 4.00%, 02/01/2036	250,000	262,528
County of Itasca MN, 4.00%, 02/01/2044	200,000	199,182
County of Koochiching MN, 5.00%, 02/01/2035	300,000	330,541
County of Ramsey MN
5.00%, 02/01/2027	500,000	506,889
3.00%, 02/01/2028	700,000	700,116
5.00%, 02/01/2038	300,000	336,700
County of Renville MN, 5.00%, 02/01/2029	270,000	286,336
Crookston Independent School District No 593, 5.00%, 02/01/2029	250,000	264,702
Dakota County Community Development Agency, 4.20%, 05/01/2043	150,000	148,029
Duluth Independent School District No 709, 0.00%, 02/01/2031(c)	200,000	169,643
Eastern Carver County Schools Independent School District No 112, 4.00%, 02/01/2035	250,000	257,629
Elk River Independent School District No 728, 4.00%, 02/01/2037	250,000	256,682
Fairmont Independent School District No 2752, 4.00%, 02/01/2040	500,000	502,403
Forest Lake Independent School District No 831, 4.00%, 02/01/2039	500,000	510,806
Housing & Redevelopment Authority of The City of St Paul Minnesota
3.50%, 09/01/2026	35,000	34,949
3.13%, 11/15/2032	110,000	104,972
4.00%, 10/01/2037	250,000	250,702
International Falls Independent School District No 361, 4.00%, 02/01/2041	300,000	304,967
Inver Grove Heights Independent School District No 199, 5.00%, 02/01/2032	500,000	557,616
Madelia Independent School District No 837, 4.00%, 02/01/2045	1,000,000	999,499
Mankato Independent School District No 77, 4.00%, 02/01/2042	1,000,000	1,018,205
Metropolitan Council
5.00%, 12/01/2028	100,000	105,853
4.00%, 03/01/2030	155,000	156,402
5.00%, 03/01/2043	1,000,000	1,119,901
Minneapolis Special School District No 1
5.00%, 02/01/2028	565,000	587,096
5.00%, 02/01/2042	295,000	321,032
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2031	150,000	151,763
5.00%, 01/01/2032	250,000	266,589
Minnesota Agricultural & Economic Development Board
5.00%, 01/01/2039	500,000	545,597
5.00%, 01/01/2042	250,000	268,032
5.00%, 11/15/2044	205,000	218,030
Minnesota Health & Education Facilities Authority
5.00%, 10/01/2029	255,000	271,542
5.00%, 10/01/2034	260,000	273,959
4.00%, 03/01/2036	215,000	215,231

The accompanying notes are an integral part of these financial statements.

15

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
3.00%, 10/01/2041	$300,000	$257,722
3.00%, 03/01/2043	125,000	106,697
Minnesota Housing Finance Agency
3.10%, 02/01/2027	150,000	150,037
4.85%, 07/01/2045	500,000	514,806
Minnesota State Colleges And Universities Foundation, 4.00%, 10/01/2029	200,000	200,155
New London-Spicer Independent School District No 345, 5.00%, 02/01/2033	895,000	1,002,701
North Mankato Port Authority
5.00%, 02/01/2036	500,000	555,642
5.00%, 02/01/2039	750,000	822,164
Osseo Independent School District No 279, 5.00%, 02/01/2027	530,000	537,396
Owatonna Independent School District No 761, 4.00%, 02/01/2028	150,000	153,316
Pine City Independent School District No 578, 2.00%, 04/01/2032	200,000	180,944
Princeton Public Utilities Commission, 5.00%, 04/01/2031	100,000	107,721
Redwood Area Schools Independent School District No 2897, 4.00%, 02/01/2039	360,000	368,932
Robbinsdale Independent School District No 281, 5.00%, 02/01/2034	250,000	282,139
Rochester Independent School District No 535, 4.00%, 02/01/2031	200,000	204,114
Rocori Area Schools Independent School District No 750, 4.00%, 02/01/2038	300,000	304,137
Rosemount-Apple Valley-Eagan Independent School District No 196, 4.00%, 02/01/2043	300,000	298,610
South Washington County Independent School District No 833
5.00%, 04/01/2031	200,000	220,044
5.00%, 02/01/2037	1,000,000	1,090,098
St Cloud Independent School District No 742
0.00%, 02/01/2033(c)	150,000	119,883
5.00%, 02/01/2041	225,000	237,922
St Louis Park Independent School District No 283, 5.00%, 04/01/2032	150,000	164,779
St Michael-Albertville Independent School District No 885, 5.00%, 02/01/2040	540,000	607,015
St Paul Housing & Redevelopment Authority Parking Enterprise Revenue, 5.00%, 12/01/2034	250,000	276,277
St Paul Independent School District No 625
2.25%, 02/01/2035	100,000	89,952
5.00%, 02/01/2042	200,000	218,798
4.13%, 02/01/2045	835,000	835,057
State of Minnesota
5.00%, 08/01/2026	250,000	250,459
5.00%, 08/01/2027	1,000,000	1,028,176
5.00%, 08/01/2028	280,000	294,538
5.00%, 08/01/2029	235,000	252,214
5.00%, 08/01/2034	250,000	261,044
4.00%, 09/01/2034	165,000	172,140
5.00%, 08/01/2037	1,000,000	1,151,162
5.00%, 08/01/2039	1,000,000	1,125,612
5.00%, 08/01/2043	400,000	438,297
State of Minnesota Department of Iron Range Resources & Rehabilitation
5.00%, 10/01/2031	500,000	550,848

The accompanying notes are an integral part of these financial statements.

16

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
5.00%, 10/01/2035	$220,000	$247,480
Stillwater Independent School District No 834
5.00%, 02/01/2035	1,075,000	1,212,750
5.00%, 02/01/2040	250,000	269,631
4.00%, 02/01/2041	130,000	132,120
Truman Independent School District No 458, 4.00%, 02/01/2044	300,000	299,303
University of Minnesota
5.00%, 10/01/2026	220,000	221,281
5.00%, 04/01/2039	1,000,000	1,137,204
Waconia Independent School District No 110
3.00%, 02/01/2028	100,000	100,007
5.00%, 02/01/2038	150,000	162,976
Waterville-Elysian-Morristown Independent School District No 2143, 4.00%, 02/01/2045	250,000	249,684
West St Paul-Mendota Heights-Eagan Independent School District No 197, 3.65%, 02/01/2038	1,000,000	979,260
Westonka Independent School District No 277, 4.00%, 02/01/2041	100,000	101,228
Zumbro Education District, 4.00%, 02/01/2038	275,000	263,258
		46,057,560
TOTAL MUNICIPAL BONDS (Cost $46,044,188)		46,057,560

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.57%(d)	45,626	45,626
TOTAL MONEY MARKET FUNDS (Cost $45,626)		45,626
TOTAL INVESTMENTS - 98.5% (Cost $46,089,814)		$46,103,186
Other Assets in Excess of Liabilities - 1.5%		700,209
TOTAL NET ASSETS - 100.0%		$46,803,395

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	To the extent that the Fund invests more heavily in a particular state, its performance will be especially sensitive to developments that significantly affect that state.
(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

17

MAIRS & POWER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Mairs & Power Fund	Mairs & Power Balanced Fund	Mairs & Power Small Cap Fund	Mairs & Power Minnesota Municipal Bond ETF
ASSETS:
Investments, at value	$5,559,961,051	$ 658,332,978	$ 269,824,176	$ 46,103,186
Interest receivable	—	3,043,223	—	709,272
Receivable for investments sold	3,016,452	631,823	524,296	—
Dividends receivable	1,728,146	405,916	78,239	504
Dividend tax reclaims receivable	3,150,705	241,733	—	—
Receivable for fund shares sold	69,104	46,666	27,001	—
Prepaid expenses and other assets	37,292	18,125	24,098	—
Total assets	5,567,962,750	662,720,464	270,477,810	46,812,962
LIABILITIES:
Payable to Adviser	2,392,018	310,550	163,088	9,567
Payable for investments purchased	7,636,138	226,677	579,090	—
Payable for fund shares redeemed	1,111,891	169,331	73,509	—
Payable for fund administration and accounting fees	201,665	48,982	16,654	—
Payable for sub-transfer agent fees	128,941	24,805	6,410	—
Payable for transfer agent fees and expenses	131,146	20,421	7,454	—
Payable for custodian fees	21,779	7,010	3,796	—
Payable for compliance fees	2,598	2,598	2,596	—
Payable for expenses and other liabilities	50,401	36,277	22,248	—
Total liabilities	11,676,577	846,651	874,845	9,567
NET ASSETS	$ 5,556,286,173	$661,873,813	$ 269,602,965	$ 46,803,395
Net Assets Consist of:
Paid-in capital	$ 1,950,465,894	$ 451,081,836	$ 153,969,195	$ 2,090
Additional paid-in capital	—	—	—	48,709,885
Total distributable earnings/(accumulated losses)	3,605,820,279	210,791,977	115,633,770	(1,908,580)
Total net assets	$ 5,556,286,173	$ 661,873,813	$ 269,602,965	$ 46,803,395
Shares issued and outstanding (unlimited shares authorized, $0.001 par value)	28,460,942	5,576,543	6,906,351	2,090,000
Net asset value per share	$195.23	$118.69	$39.04	$22.39
Cost:
Investments, at cost	$ 2,445,096,188	$ 480,434,210	$ 166,930,258	$ 46,089,814

The accompanying notes are an integral part of these financial statements.

18

MAIRS & POWER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	Mairs & Power Fund	Mairs & Power Balanced Fund	Mairs & Power Small Cap Fund	Mairs & Power Minnesota Municipal Bond ETF
INVESTMENT INCOME:
Dividend income	$ 34,785,683	$3,451,624	$1,236,045	$29,561
Less: issuance fees	(233,980)	(13,790)	—	—
Less: dividend withholding taxes	(910,768)	(45,789)	—	—
Interest income	—	6,090,029	—	686,683
Total investment income	33,640,935	9,482,074	1,236,045	716,244
EXPENSES:
Investment advisory fee	14,640,733	1,971,420	979,373	52,570
Transfer agent fees	946,072	167,511	73,720	—
Fund administration and accounting fees	720,647	123,224	46,389	—
ReFlow fees	345,308	35,156	8,827	—
Custodian fees	137,894	18,695	7,143	—
Trustees’ fees	16,691	16,691	16,691	—
Federal and state registration fees	20,952	14,034	12,463	—
Reports to shareholders	43,517	14,021	8,035	—
Audit fees	10,259	10,039	9,871	—
Legal fees	20,841	9,619	8,268	—
Compliance fees	5,223	5,223	5,223	—
Other expenses and fees	20,419	6,852	5,320	—
Total expenses	16,928,556	2,392,485	1,181,323	52,570
Net investment income	16,712,379	7,089,589	54,722	663,674
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	157,842,988	10,648,262	7,272,914	(186,738)
In-kind redemptions	290,027,685	18,741,087	5,792,473	—
Net realized gain (loss)	447,870,673	29,389,349	13,065,387	(186,738)
Net change in unrealized appreciation (depreciation) on:
Investments	16,304,658	2,821,081	42,881,553	132,570
Net change in unrealized appreciation (depreciation)	16,304,658	2,821,081	42,881,553	132,570
Net realized and unrealized gain (loss)	464,175,331	32,210,430	55,946,940	(54,168)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 480,887,710	$ 39,300,019	$ 56,001,662	$609,506

The accompanying notes are an integral part of these financial statements.

19

MAIRS & POWER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Mairs & Power Fund		Mairs & Power Balanced Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$16,712,379	$39,380,584	$7,089,589	$15,008,172
Net realized gain (loss)	447,870,673	522,818,516	29,389,349	62,164,397
Net change in unrealized appreciation (depreciation)	16,304,658	(17,462,613)	2,821,081	(31,856,887)
Net increase (decrease) in net assets from operations	480,887,710	544,736,487	39,300,019	45,315,682
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(17,826,455)	(241,918,983)	(7,059,668)	(20,278,916)
Total distributions to shareholders	(17,826,455)	(241,918,983)	(7,059,668)	(20,278,916)
CAPITAL TRANSACTIONS:
Shares sold	256,630,257	431,421,988	30,661,638	81,139,752
Shares issued from reinvestment of distributions	16,310,794	223,155,975	6,650,514	19,170,944
Shares redeemed(1)	(713,928,982)	(900,616,901)	(79,791,883)	(207,299,031)
Net increase (decrease) in net assets from capital transactions	(440,987,931)	(246,038,938)	(42,479,731)	(106,988,335)
Net increase (decrease) in net assets	22,073,324	56,778,566	(10,239,380)	(81,951,569)
NET ASSETS:
Beginning of the period	5,534,212,849	5,477,434,283	672,113,193	754,064,762
End of the period	$ 5,556,286,173	$ 5,534,212,849	$ 661,873,813	$672,113,193
SHARES TRANSACTIONS
Shares sold	1,385,559	2,482,908	266,796	730,992
Shares issued from reinvestment of distributions	84,139	1,260,100	58,730	171,337
Shares redeemed	(3,865,978)	(5,173,448)	(693,826)	(1,863,655)
Total increase (decrease) in shares outstanding	(2,396,280)	(1,430,440)	(368,300)	(961,326)

(1)	Includes redemption in-kind transactions. See additional information contained in Notes 7 and 8.
The accompanying notes are an integral part of these financial statements.

20

MAIRS & POWER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Mairs & Power Small Cap Fund		Mairs & Power Minnesota Municipal Bond ETF
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$54,722	$327,715	$663,674	$833,299
Net realized gain (loss)	13,065,387	26,060,645	(186,738)	(332,496)
Net change in unrealized appreciation (depreciation)	42,881,553	(22,663,611)	132,570	831,878
Net increase (decrease) in net assets from operations	56,001,662	3,724,749	609,506	1,332,681
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(5,225,217)	(635,043)	(833,758)
Total distributions to shareholders	—	(5,225,217)	(635,043)	(833,758)
CAPITAL TRANSACTIONS:
Shares sold	16,124,734	45,768,324	11,233,437	12,844,465
Shares issued from reinvestment of distributions	—	5,018,384	—	—
Shares redeemed(1)	(33,825,217)	(129,105,828)	(450,006)	(640,713)
Redemption fees	8,853	5,435	—	—
ETF transaction fees	—	—	—	3,041
Net increase (decrease) in net assets from capital transactions	(17,691,630)	(78,313,685)	10,783,431	12,206,793
Net increase (decrease) in net assets	38,310,032	(79,814,153)	10,757,894	12,705,716
NET ASSETS:
Beginning of the period	231,292,933	311,107,086	36,045,501	23,339,785
End of the period	$ 269,602,965	$231,292,933	$ 46,803,395	$ 36,045,501
SHARES TRANSACTIONS
Shares sold	461,340	1,634,801	500,000	580,000
Shares issued from reinvestment of distributions	—	156,923	—	—
Shares redeemed	(978,605)	(4,524,689)	(20,000)	(30,000)
Total increase (decrease) in shares outstanding	(517,265)	(2,732,965)	480,000	550,000

(1)	Includes redemption in-kind transactions. See additional information contained in Notes 7 and 8.
The accompanying notes are an integral part of these financial statements.

21

MAIRS & POWER FUND
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$179.35	$169.64	$147.15	$118.00	$162.55	$136.08
INVESTMENT OPERATIONS:
Net investment income	0.57(a)	1.26(a)	1.43(a)	1.18(a)	1.02(a)	0.87
Net realized and unrealized gain (loss) on investments(b)	15.94	16.49	27.58	31.41	(35.15)	38.82
Total from investment operations	16.51	17.75	29.01	32.59	(34.13)	39.69
LESS DISTRIBUTIONS FROM:
Net investment income	(0.63)	(1.27)	(1.48)	(1.22)	(1.01)	(0.91)
Net realized gains	—	(6.77)	(5.04)	(2.22)	(9.41)	(12.31)
Total distributions	(0.63)	(8.04)	(6.52)	(3.44)	(10.42)	(13.22)
Net asset value, end of period	$195.23	$179.35	$169.64	$147.15	$118.00	$162.55
Total return(c)	9.20%	10.54%	19.62%	27.70%	−21.07%	29.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,556,286	$5,534,213	$5,477,434	$5,019,568	$4,336,486	$5,950,161
Ratio of expenses to average net assets(d)	0.63%	0.62%	0.62%(e)	0.64%	0.63%	0.61%
Ratio of net investment income (loss) to average net assets(d)	0.62%	0.73%	0.86%(e)	0.89%	0.75%	0.55%
Portfolio turnover rate(c)	9%(f)	13%(f)	10%(f)	13%(f)	11%(f)	13%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Includes waiver of covered expenses which amounted to less than 0.00% - (Note 4).
(f)	Excludes in-kind transactions associated with redemptions of the Fund.
The accompanying notes are an integral part of these financial statements.

22

MAIRS & POWER BALANCED FUND
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$113.06	$109.19	$101.65	$93.06	$116.89	$105.23
INVESTMENT OPERATIONS:
Net investment income	1.23(a)	2.34(a)	2.14(a)	2.01(a)	1.86(a)	1.68
Net realized and unrealized gain (loss) on investments(b)	5.65	4.81	7.59	10.28	(19.21)	17.42
Total from investment operations	6.88	7.15	9.73	12.29	(17.35)	19.10
LESS DISTRIBUTIONS FROM:
Net investment income	(1.25)	(2.37)	(2.19)	(2.07)	(1.86)	(1.68)
Net realized gains	—	(0.91)	(0.00)(c)	(1.63)	(4.62)	(5.76)
Total distributions	(1.25)	(3.28)	(2.19)	(3.70)	(6.48)	(7.44)
Net asset value, end of period	$118.69	$113.06	$109.19	$101.65	$93.06	$116.89
Total return(d)	6.14%	6.61%	9.60%	13.39%	−14.91%	18.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$661,874	$672,113	$754,065	$780,052	$780,847	$1,022,951
Ratio of expenses to average net assets(e)	0.73%	0.72%	0.71%(f)	0.71%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets(e)	2.16%	2.11%	2.00%(f)	2.08%	1.81%	1.45%
Portfolio turnover rate(d)	8%(g)	13%(g)	11%(g)	12%(g)	10%(g)	13%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Includes waiver of covered expenses which amounted to less than 0.00% - (Note 4).
(g)	Excludes in-kind transactions associated with redemptions of the Fund.
The accompanying notes are an integral part of these financial statements.

23

MAIRS & POWER SMALL CAP FUND
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$31.16	$30.63	$29.15	$26.43	$32.69	$28.15
INVESTMENT OPERATIONS:
Net investment income	0.01(a)	0.04(a)	0.02(a)	0.05(a)	0.05(a)	0.01
Net realized and unrealized gain (loss) on investments(b)	7.87	1.20	2.12	2.87	(4.59)	7.25
Total from investment operations	7.88	1.24	2.14	2.92	(4.54)	7.26
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.00)(c)	(0.02)	(0.06)	(0.05)	(0.01)
Net realized gains	—	(0.71)	(0.64)	(0.14)	(1.67)	(2.71)
Total distributions	—	(0.71)	(0.66)	(0.20)	(1.72)	(2.72)
Redemption fee per share(c)(h)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$39.04	$31.16	$30.63	$29.15	$26.43	$32.69
Total return(d)	25.29%	3.98%	7.25%	11.04%	−13.93%	26.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$269,603	$231,293	$311,107	$331,492	$337,201	$427,257
Ratio of expenses to average net assets(e)	0.96%	0.97%	0.94%(f)	0.94%	0.92%	0.95%
Ratio of net investment income (loss) to average net assets(e)	0.04%	0.13%	0.07%(f)	0.17%	0.18%	0.02%
Portfolio turnover rate(d)	19%(g)	19%(g)	14%(g)	19%(g)	20%(g)	21%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Includes waiver of covered expenses which amounted to less than 0.00% - (Note 4).
(g)	Excludes in-kind transactions associated with redemptions of the Fund.
(h)	The Fund charges a 1.00% redemption fee on shares held 180 days or less.
The accompanying notes are an integral part of these financial statements.

24

MAIRS & POWER MINNESOTA MUNICIPAL BOND ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year ended December 31,				Period Ended December 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$22.39	$22.02	$22.52	$21.80	$25.16	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.35	0.67	0.59	0.40	0.29	0.18
Net realized and unrealized gain (loss) on investments(c)	(0.02)	0.36	(0.51)	0.72	(3.36)	0.14
Total from investment operations	0.33	1.03	0.08	1.12	(3.07)	0.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.66)	(0.58)	(0.40)	(0.29)	(0.16)
Total distributions	(0.33)	(0.66)	(0.58)	(0.40)	(0.29)	(0.16)
ETF transaction fees per share	—	0.00(d)	—	—	—	—
Net asset value, end of period	$22.39	$22.39	$22.02	$22.52	$21.80	$25.16
Total return(e)	1.50%	4.80%	0.38%	5.26%	−12.20%	1.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$46,803	$36,046	$23,340	$18,467	$17,439	$18,619
Ratio of expenses to average net assets(f)(g)	0.25%	0.25%	0.25%	0.34%	0.39%	0.39%
Ratio of net investment income (loss) to average net assets(f)	3.16%	3.06%	2.68%	1.85%	1.33%	0.88%
Portfolio turnover rate(e)(h)	8%	16%	45%	27%	18%	3%

(a)	Inception date of the Fund was March 11, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Effective September 1, 2023, the management fee was lowered to 0.25% from 0.39%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

25

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Mairs & Power Funds (the “Funds”) are comprised of the Mairs & Power Fund (formerly known as the Mairs & Power Growth Fund), Mairs & Power Balanced Fund (the “Balanced Fund”), Mairs & Power Small Cap Fund (the “Small Cap Fund”) (collectively, the “Mutual Funds”) and the Mairs & Power Minnesota Municipal Bond ETF (the “Minnesota ETF”), each representing a distinct series with its own investment objective and policies within the Trust.
The investment objective of the Mairs & Power Fund is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long- term appreciation. The investment objective of the Balanced Fund is to provide capital growth, current income and preservation of capital. The investment objective of the Small Cap Fund is to seek above-average, long-term appreciation.
Pursuant to three tax-free reorganizations that took place after the close of business on April 29, 2022 (each such transaction, a “Reorganization,” and collectively, the “Reorganizations”), the Mairs & Power Fund, the Balanced Fund and the Small Cap Fund are the successors to the Mairs & Power Growth Fund (the “Predecessor Growth Fund”), the Mairs & Power Balanced Fund (the “Predecessor Balanced Fund”) and the Mairs & Power Small Cap Fund (the “Predecessor Small Cap Fund,” and together with the Predecessor Growth Fund and the Predecessor Balanced Fund, the “Predecessor Funds”), respectively, each a series of Mairs & Power Funds Trust. Each Predecessor Fund was deemed to be the accounting survivor of its Reorganization for financial reporting purposes and as a result, the financial statements of each Mutual Fund reflect the operations of the corresponding Predecessor Fund for the period prior to April 29, 2022.
The Predecessor Growth Fund commenced operations on November 7, 1958. The Predecessor Balanced Fund commenced operations on January 10, 1961. The Predecessor Small Cap Fund commenced operations on August 11, 2011.
The Minnesota ETF is an actively-managed exchange-traded fund. The investment objective of the Minnesota ETF is to seek current income that is exempt from federal and Minnesota state income tax consistent with the preservation of capital. The Minnesota ETF commenced operations on March 11, 2021.
Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by Mairs & Power, Inc. (the “Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at par value of $0.001 for the Funds. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade

26

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a “Pricing Service”).
Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.
Demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees (the “Board”). These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.
FASB ASC Topic 820, “Fair Value Measurement” (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of June 30, 2026:

	Mairs & Power Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1*.	$5,559,961,051	$417,689,452	$269,824,176	$45,626
Level 2**	—	240,643,526	—	46,057,560
Level 3	—	—	—	—
Total	$5,559,961,051	$658,332,978	$269,824,176	$46,103,186

*	All Level 1 investments are equity securities (common stocks) and short-term investments.
**	All Level 2 investments are fixed income securities.

27

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
For detail of securities by major sector classification for the Funds, please refer to the Schedules of Investments.
The Funds did not hold any Level 3 investments during the six months ended June 30, 2026.
The Funds did not hold any financial derivative instruments during the six months ended June 30, 2026.
Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. During the year ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits.
The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or penalties.
Distributions to Shareholders
In general, the Mairs & Power Fund will distribute any net investment income semi-annually. The Balanced Fund will distribute any net investment income quarterly. The Small Cap Fund will distribute any net investment income annually. The Minnesota ETF will distribute any net investment income monthly. The Funds will distribute any net realized long-or short-term capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
The Minnesota ETF intends to make distributions that are exempt from federal and Minnesota state income tax, in the form of exempt-interest dividends. However, some of the Minnesota ETF’s distributions other than exempt-interest dividends may be taxed as ordinary income or capital gains (or a combination). The Minnesota ETF may invest a portion of its assets in securities that generate income that is not exempt from federal income tax or Minnesota state income tax. Income exempt from federal income tax may be subject to state and local income tax. The federal income tax status of all distributions made by the Minnesota ETF for the preceding year will be reported annually to shareholders.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Share Transactions
The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) divided by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.
Expenses
Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly among the series of the Trust, or by other equitable means.

28

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Segment Reporting
Management has evaluated the impact of adopting Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisory Services Manager of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 3 – FEDERAL TAX MATTERS
Mutual Funds
At December 31, 2025, the Mutual Funds’ components of accumulated earnings (losses) on a tax basis were as follows:

	Mairs & Power Fund	Balanced Fund	Small Cap Fund
Cost of investments.	$2,436,769,401	$492,005,228	$172,914,008
Gross unrealized appreciation	$3,134,502,316	$195,618,842	$77,531,176
Gross unrealized depreciation	(35,942,111)	(20,589,449)	(18,226,783)
Net unrealized appreciation	3,098,560,205	175,029,393	59,304,393
Undistributed ordinary income	736,909	99,888	327,715
Undistributed long-term capital gains	43,461,910	3,422,345	—
Distributable earnings	44,198,819	3,522,233	327,715
Other accumulated earnings	—	—	—
Total distributable earnings	$3,142,759,024	$178,551,626	$59,632,108

The Mutual Funds’ tax character of distributions paid during the years ended December 31, 2025 and December 31, 2024 were as follows:

Year Ended December 31, 2025	Mairs & Power Fund	Balanced Fund	Small Cap Fund
Ordinary income.	$39,027,869	$14,908,284	$7,091
Long-term capital gains	202,891,114	5,370,632	5,218,126
Total distributions paid	$241,918,983	$20,278,916	$5,225,217

Year Ended December 31, 2024	Mairs & Power Fund	Balanced Fund	Small Cap Fund
Ordinary income.	$47,631,864	$15,514,649	$241,567
Long-term capital gains	158,787,754	103,910	6,427,107
Total distributions paid	$206,419,618	$15,618,559	$6,668,674

In addition, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The permanent differences primarily relate to utilization of earnings and profits distributed to shareholders on redemption of shares and distribution reclasses and securities redeemed in- kind. These

29

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
reclassifications have no effect on net assets or net asset value per share. On the Statements of Assets and Liabilities, the following reclassifications were made for the year ended December 31, 2025:

	Total Distributable Earnings	Paid in Capital
Mairs & Power Fund.	$(335,255,865)	$335,255,865
Balanced Fund	(53,371,420)	53,371,420
Small Cap Fund	(26,351,908)	26,351,908

Minnesota ETF
As of December 31, 2025, the Minnesota ETF’s cost and unrealized appreciation/depreciation on investments on a tax basis were as follows:

Cost of investments for tax purposes	$35,671,238
Gross tax unrealized appreciation	$326,049
Gross tax unrealized depreciation	(445,247)
Net tax unrealized depreciation	$(119,198)

As of November 30, 2025, the Minnesota ETF’s tax year end, the tax basis of distributable earnings/(accumulated losses) were as follows:

Undistributed ordinary income	$33,988
Other accumulated losses	(1,761,316)
Unrealized depreciation on investments	(140,595)
Total distributable earnings/(losses)	$(1,867,923)

At November 30, 2025, the Minnesota ETF had short-term and long-term capital losses of $(275,347) and $(1,485,969), respectively, which will be carried forward indefinitely to offset future realized capital gains. To the extent the Minnesota ETF realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the period ended November 30, 2025.
The Minnesota ETF’s tax character of distributions paid during the years ended November 30, 2025 and November 30, 2024 were as follows:

Period Ended November 30, 2025
Ordinary income.	$29,110
Tax-exempt income	756,382
Long-term capital gains	—
Total distributions paid..	$785,492

Period Ended November 30, 2024
Ordinary income. ..	$24,329
Tax-exempt income.	488,259
Long-term capital gains.	—
Total distributions paid.	$512,588

For the year ended December 31, 2025, the Minnesota ETF had no required reclassifications to certain components of net assets related to financial and tax reporting.

30

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an investment advisory agreement (the “Mutual Funds Agreement”) with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of the Mutual Funds Agreement between the Trust, on behalf of each Mutual Fund, and the Adviser, the Adviser is paid a monthly fee on average daily net assets at the following annual rates for the Mutual Funds:

	Mairs & Power Fund	Balanced Fund	Small Cap Fund
Up to $2.5 Billion .	0.60%	0.60%	0.80%
Over $2.5 Billion .	0.50%	0.60%	0.80%

Under the investment advisory agreement, the Adviser has agreed to reimburse the Mairs & Power Fund or Balanced Fund in the event that the total expenses incurred by either Fund in any fiscal year, excluding interest, taxes, brokerage commissions and extraordinary litigation costs, but including payments to the Adviser, shall exceed 1.50% of the first $30 million dollars and 1.00% of the balance of the average value of the net assets of the Fund during such fiscal year, based upon computations of such value made as of the close of business on the last valuation day of each month during such fiscal year. Any amounts waived or reimbursed by the Adviser pursuant to the investment advisory agreement may not be recouped.
In addition, the Trust, on behalf of the Minnesota ETF, has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the Minnesota ETF. Pursuant to the ETF Agreement, the Minnesota ETF pays a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.25% of the Minnesota ETF’s average daily net assets. The Adviser has agreed to pay all expenses of the Minnesota ETF except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Minnesota ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ administrator under a Fund Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds.
U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of the ETF Agreement, the Adviser pays the Minnesota ETF’s administrative, custody, transfer agency, accounting and Chief Compliance Officer fees. Expenses incurred by the Mutual Funds for the six months ended June 30, 2026, and owed as of June 30, 2026, are included in the Statements of Operations and Statements of Assets and Liabilities, respectively.
Certain officers of the Trust are also employees of Fund Services. The Trust’s Chief Compliance Officer is an employee of Fund Services.
NOTE 5 – DISTRIBUTION AGREEMENT
Foreside Fund Services, LLC (the “Distributor”) serves as the Mutual Funds’ distributor pursuant to a Distribution Agreement and the Minnesota ETF’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Minnesota ETF. With respect to the Minnesota ETF, the Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

31

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 6 – CREATION AND REDEMPTION TRANSACTIONS
Shares of the Minnesota ETF are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Minnesota ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 10,000 shares though this may change from time to time. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Minnesota ETF will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Minnesota ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Minnesota ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee for the Minnesota ETF is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the Minnesota ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Minnesota ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of its shareholders.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Minnesota ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Minnesota ETF will be issued to such Authorized Participant notwithstanding the fact that the Minnesota ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing deposit securities as soon as possible. If the Minnesota ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Minnesota ETF for losses, if any.
NOTE 7 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding government securities, short-term securities and temporary cash investments, during the six months ended June 30, 2026 were as follows:

	Purchases	Sales
Mairs & Power Fund.	$468,797,711	$520,769,802(a)
Balanced Fund	49,972,588	66,495,550(a)
Small Cap Fund	45,716,416	53,538,766(a)
Minnesota ETF	13,104,676	3,318,160

(a)
Sales exclude shareholder redemptions satisfied through in-kind distributions of portfolio securities with a total fair value of $386,154,683, $24,371,138, and $10,257,732 for the Mairs & Power Fund, Balanced Fund and Small Cap Fund, respectively.

32

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Purchases and sales of government securities during the six months ended June 30, 2026 were as follows:

	Purchases	Sales
Mairs & Power Fund.	$—	$—
Balanced Fund	1,035,273	1,414,258
Small Cap Fund	—	—
Minnesota ETF	—	—

NOTE 8 – REFLOW TRANSACTIONS
The Mutual Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds (including each Mutual Fund) with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day.
Following purchases of a Fund’s shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s or the Adviser’s discretion. While ReFlow holds a Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of a Fund’s shares through the liquidity program are made on an investment-blind basis without regard to a Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will not be subject to the Funds’ investment minimums, the Small Cap Fund’s redemption fee, or the limitations noted in the “Frequent Purchases and Redemptions of Fund Shares” section within the Funds’ prospectus. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in-kind in accordance with the Funds’ redemption in-kind policies. The Board has approved the Funds’ use of the ReFlow program. The Adviser believes that the program may assist in stabilizing each Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent that the Funds’ assets do not decline, the Adviser may also benefit. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2026 are recorded within the Statement of Operations, if applicable.
During the six months ended June 30, 2026 the Mutual Funds satisfied redemption in-kind requests made by ReFlow. The transfers were effected in accordance with policies and procedures approved by the Board.
Consideration paid and shares sold were as follows:

Fund	Date Range	Value of Cash and Securities Sold	Shares Sold
Mairs & Power Fund	January 2026 - June 2026	$228,817,271	1,238,252
Balanced Fund	January 2026 - June 2026	25,097,420	218,440
Small Cap Fund	January 2026 - June 2026	10,738,737	311,139

NOTE 9 – RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.

33

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 10 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At June 30, 2026, Charles Schwab & Co. Inc., for the benefit of its customers, held 27.36% of the outstanding shares of the Balanced Fund and 35.04% of the Small Cap Fund.
NOTE 11 – NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09, with no material impact on the Funds’ financial statements.
NOTE 12 – SUBSEQUENT EVENTS
The Minnesota ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Reinvestment Date/Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
7/24/2026	7/24/2026	7/31/2026	$0.05601709	$119,877
8/26/2026	8/26/2026	8/31/2026	$0.05751795	$136,893

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

34

Mairs & Power Funds
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Remuneration paid by the Mutual Funds is disclosed within the financial statements. For the Minnesota ETF, expenses, including Trustee compensation, are paid by the Adviser pursuant to the ETF Agreement. Additional information related to those fees is available in the Minnesota ETF’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
TAX INFORMATION
For the year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Mairs & Power Fund	100%
Mairs & Power Balanced Fund	50.08%
Mairs & Power Small Cap Fund	100%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025, was as follows:

Mairs & Power Fund	100%
Mairs & Power Balanced Fund	45.45%
Mairs & Power Small Cap Fund	100%

35

Mairs & Power Fund (MPGFX), established 1958
Mairs & Power Balanced Fund (MAPOX), established 1961
Mairs & Power Small Cap Fund (MSCFX), established 2011
Mairs & Power Minnesota Municipal Bond ETF (MINN), established 2021
To Contact the Funds
Call 1-800-304-7404
for the Mutual Funds
or 1-855-839-2800
for the Minnesota ETF
or write to:

(via Regular Mail) Mairs & Power Funds c/o U.S. Bancorp Fund Services, LLC P. O. Box 219337 Kansas City, MO 64121-9337	(via Overnight or Express Mail) Mairs & Power Funds c/o U.S. Bancorp Fund Services, LLC 801 Pennsylvania Ave., Suite 219337 Kansas City, MO 64105-1307

For Fund literature and information, visit the Funds’ website at:
www.mairsandpower.com
Investment Manager
Mairs & Power, Inc.
30 East 7th Street
Suite 2500
Saint Paul, MN 55101
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
Distributor
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
875 East Wisconsin Ave.
Suite 210
Milwaukee, WI 53202
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, WI 53202
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the past six month period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	9/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	9/2/2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	9/2/2026

* Print the name and title of each signing officer under his or her signature.